EQ ADVISORS TRUSTSM

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

SUPPLEMENT DATED FEBRUARY 28, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the addition of a portfolio manager to the 1290 VT Convertible Securities Portfolio (the “Portfolio”):

1290 VT Convertible Securities Portfolio

Effective March 1, 2018, the table in the section of the Prospectus entitled “1290 VT Convertible Securities Portfolio – Class IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Palisade Capital Management, L.L.C. (“Palisade”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Mitchell Leung, CFA®	Senior Vice President and Associate Portfolio Manager, Convertible Securities of Palisade	March 2018

Effective March 1, 2018, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Palisade Capital Management, L.L.C.” is amended to include the following information:

Mitchell Leung, CFA® is a Senior Vice President and Associate Portfolio Manager, Convertible Securities of Palisade. Prior to his promotion to Associate Portfolio Manager in November 2016, Mr. Leung was Senior Vice President for Palisade’s convertible securities strategies. Prior to joining Palisade in July 2011, he was a derivatives trader at Twenty-First Securities, and prior thereto, a senior proprietary trader in convertible securities at Wachovia.

Effective March 1, 2018, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Palisade Capital Management, L.L.C. (“Palisade” or “Sub-Adviser”)” is amended to include the following information:

Palisade Capital Management, L.L.C. (“Palisade” or “Sub-Adviser”)
Presented below for each portfolio manager is the number of other
	accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets
1290 VT Convertible Securities Portfolio
Mitchell Leung	1	23	0	N/A	2	344.5	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	over $1,000,000
1290 VT Convertible Securities Portfolio
Mitchell Leung	X